UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Courage Miller Partners, LLC
       101 W. Main Street, Suite 720
       Norfolk, Virginia 23510

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey Miller
Title: Member
Phone: 757-390-3100

Signature, Place, and Date of Signing:

  Jeffrey Miller           Norfolk, Virginia          February 22, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Correction of values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               29
                                                  -----------------------

Form 13F Information Table Value Total:            70142(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Central Fd of Canada Ltd             CL A   153501101        1118    56995SH               SOLE                              56995
Schwab Intl Small Cap Eqty           ETF    808524888        2592   110878SH               SOLE                             110878
Schwab Short Term US Treas           ETF    808524862        4032    79771SH               SOLE                              79771
CurrencyShares Jap Yen Trst          ETF    23130A102        1503    11748SH               SOLE                              11748
CurrencyShares Swiss Franc Trst      ETF    23129V109        1240    11802SH               SOLE                              11802
iShares 1-3 Year Credit Bd Fd        ETF    464288646        7134    68462SH               SOLE                              68462
iShares Barclays Aggr Bd Fd          ETF    464287226        6052    54891SH               SOLE                              54891
iShares Barclays Intrmd Crd Bd Fd    ETF    464288638        5604    52289SH               SOLE                              52289
iShares Barclays TIPS Bond Fund      ETF    464287176        1266    10849SH               SOLE                              10849
iShares CohenSteer Rlty Maj Idx Fd   ETF    464287564        1914    27258SH               SOLE                              27258
iShares FTSE NAREIT RdtlPlusCapIdx   ETF    464288562        1951    44116SH               SOLE                              44116
iShares Gold Trust                   ETF    464285105        3368   221158SH               SOLE                             221158
iShares iBoxx Hi Yld Corp Bd Fd      ETF    464288513         348     3896SH               SOLE                               3896
iShares Morningstr Lrg Grwth Idx Fd  ETF    464287119        2606    39516SH               SOLE                              39516
iShares Morningstr Lrg Val Idx Fd    ETF    464288109        2508    42582SH               SOLE                              42582
iShares Morningstr Mid Grwth Idx Fd  ETF    464288307        2062    22092SH               SOLE                              22092
iShares Morningstr Mid Val Idx Fd    ETF    464288406        2084    28905SH               SOLE                              28905
iShares Morningstr Sm Grwth Idx Fd   ETF    464288604        1765    21196SH               SOLE                              21196
iShares Morningstr Sm Val Idx Fd     ETF    464288703        1774    22489SH               SOLE                              22489
iShares S&P NAmer Nat Res Sc Idx Fd  ETF    464287374        1660    43681SH               SOLE                              43681
iShares S&P/Citigrp 1-3 Yr Int TrBd  ETF    464288125         223     2299SH               SOLE                               2299
iShares Silver Trust                 ETF    46428Q109        1213    45018SH               SOLE                              45018
PIMCO 1-5 Year US TIPS Idx Fd        ETF    72201R205        4975    93236SH               SOLE                              93236
Rydex CurrencyShares Euro Curr       ETF    23130C108        1306    10131SH               SOLE                              10131
SPDR Barclays Cap Sh Term Int Tr Bd  ETF    78464A334        3571   100344SH               SOLE                             100344
Vanguard FTSE All Wrld EX US Idx Fd  ETF    922042775        3602    90833SH               SOLE                              90833
Vanguard Pacific Stock Idx Fd        ETF    922042866        1066    22402SH               SOLE                              22402
Vanguard Total Stock Mrkt            ETF    922908769         374     5811SH               SOLE                               5811
Wisdom Tree Emerging Curr Fd         ETF    97717W133        1231    62493SH               SOLE                              62493

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